OLD MUTUAL GLOBAL SHARES TRUST

GlobalShares FTSE All-World Fund

GlobalShares FTSE Emerging Markets Fund

Global Shares FTSE All-Cap Asia Pacific ex Japan Fund

GlobalShares FTSE All-World ex US Fund

GlobalShares FTSE Developed Countries ex US Fund

Supplement to the currently effective Prospectus for the above listed Funds:

1.

The creation unit size for each Fund is 100,000 shares.

2.

All references in the Prospectus to a Fund’s standard transaction fee for the creation or redemption of a Creation Unit are amended. The standard transaction fee for the creation or redemption of a Creation Unit for each Fund is as follows:

Global Shares FTSE All-World Fund- $10,500

Global Shares FTSE Emerging Markets Fund- $8,500

GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund- $14,000

GlobalShares FTSE All-World ex US Fund- $13,500

GlobalShares FTSE Developed Countries ex US Fund- $10,500

3.

The total costs in the last sentence of “What are the Costs of Investing? – Creation Transaction Fees and Redemption Transaction Fees” for each Fund are hereby changed to reflect an assumption of an investment of $2,000,000 in a Creation Unit, with a 5% return each year and Fund expenses remaining the same, so that the total costs if the Creation Unit is redeemed after one year, and if redeemed after three years is as follows:

Fund	One Year	Three Years

GlobalShares FTSE All-World Fund	$28,163	$48,931
GlobalShares FTSE Emerging Markets Fund	$24,980	$45,153
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund	$38,225	$60,785
GlobalShares FTSE All-World ex US Fund	$34,163	$53,931
GlobalShares FTSE Developed Countries ex US Fund	$29,953	$52,194

OLD MUTUAL GLOBAL SHARES TRUST

GlobalShares FTSE All-World Fund

GlobalShares FTSE Emerging Markets Fund

Global Shares FTSE All-Cap Asia Pacific ex Japan Fund

GlobalShares FTSE All-World ex US Fund

GlobalShares FTSE Developed Countries ex US Fund

4.

The following language hereby replaces the first two paragraphs under the section titled “Portfolio Managers” on page 33:

Investment decisions for the Funds are made by investment teams at the Adviser. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolios:

Craig Chambers

Mr. Chambers, a registered portfolio manager with the South African Financial Services Board, is the Chief Investment Officer of the Adviser. He is a CFA Charter holder and has a BCom degree with a postgraduate qualification in Business Administration. He formerly sat on the South African Futures Examinations. He has been an asset manager for 12 years, formerly with SCMB Assets Managers.

Anver Dollie

Mr. Dollie is the Deputy Chief Investment Officer of the Adviser and a Fund Manager, a position he has held the last two years. Previously Mr. Dollie was employed by Old Mutual Asset Managers and, during his eight year tenure he performed a number of roles. He began as an Investment Project Specialist, was promoted to Cash Management Specialist, Custodian Relationship Specialist and then to the role of 3rd Party Investment Chief Operating Officer. Mr. Dollie holds a Chartered Institute of Secretaries and Administrators Certificate.

__________________________________________________

Old Mutual Global Shares Trust

10 High Street, Suite 302

Boston, MA 02110

Please retain this Supplement for Future Reference

April 6, 2010

OLD MUTUAL GLOBAL SHARES TRUST

GlobalShares FTSE All-World Fund

GlobalShares FTSE Emerging Markets Fund

GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund

GlobalShares FTSE All-World ex US Fund

GlobalShares FTSE Developed Countries ex US Fund

Supplement to the currently effective Statement of Additional Information (the “SAI”) for the above listed Funds:

1.

The standard and maximum transaction fees for the creation or redemption of a Creation Unit of each Fund are amended  throughout the SAI to be as follows:

GlobalShares FTSE All-World Fund- $10,500, $42,000

GlobalShares FTSE Emerging Markets Fund- $8,500, $34,000

GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund- $14,000, $56,000

GlobalShares FTSE All-World ex US Fund- $13,500, $54,000

GlobalShares FTSE Developed Countries ex US Fund- $10,500, $42,000

2.

All references in the SAI to Loftie Botha are hereby deleted and replaced with Craig Chambers.

3.

The Adviser may make payments to broker-dealers for distributing Fund shares.

__________________________________________________

Old Mutual Global Shares Trust

10 High Street, Suite 302

Boston, MA 02110

Please retain this Supplement for Future Reference

April 6, 2010